Other liabilities - Schedule of other liabilities (Details) - USD ($) $ in Thousands	Nov. 30, 2020	Nov. 30, 2019
Other Liabilities [Abstract]
Deferred lease inducements		$ 238
Stock appreciation rights	$ 41	28
Other non-current non-financial liabilities	$ 41	$ 266